UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: ________
 This Amendment (Check only one):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stonebrook Fund Management LLC
Address:  450 Park Avenue, 22nd Floor
          New York, New York 10022

Form 13F File Number: 028-10627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc Abel
Title: Chief Financial Officer
Phone: 212-702-4813

Signature, Place, and Date of Signing:

     /s/ Marc Abel                       New York, New York   February 8, 2006
     ---------------------------------     [City, State]          [Date]
           [Signature]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     39

Form 13F Information Table Value Total:     $ 1,755,758
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                           FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                         VALUE      SH OR    SH/  PUT/  INVESTMENT   OTHER
       NAME OF ISSUER     TITLE OF CLASS      CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS SOLE  SHARED  NONE
Aeropostale                    Com          007865108   $55,354   2,104,700  SH            SOLE               SOLE
American Standard              Com          029712106   $59,518   1,489,800  SH            SOLE               SOLE
Amerigroup Corp.               Com          03073T102   $22,443   1,153,300  SH            SOLE               SOLE
Autozone                       Com          053332102   $66,822     728,300  SH            SOLE               SOLE
Beazer Homes USA, Inc.         Com          07556Q105   $67,708     929,550  SH            SOLE               SOLE
Briggs & Stratton              Com          109043109   $58,120   1,498,328  SH            SOLE               SOLE
Brunswick Corp.                Com          117043109   $64,251   1,580,200  SH            SOLE               SOLE
Centex Corp                    Com          152312104   $63,417     887,075  SH            SOLE               SOLE
CSK Auto                       Com          125965103   $22,554   1,495,600  SH            SOLE               SOLE
Dollar Tree Stores             Com          256747106   $59,739   2,495,375  SH            SOLE               SOLE
Eaton Corp                     Com          278058102   $55,844     832,370  SH            SOLE               SOLE
Finish Line                    Com          317923100   $32,915   1,889,511  SH            SOLE               SOLE
Fisher Scientific              Com          338032204   $37,326     603,400  SH            SOLE               SOLE
Footlocker                     Com          344849104   $67,866   2,876,900  SH            SOLE               SOLE
Fossil                        Cl. A         349882100   $13,656     634,850  SH            SOLE               SOLE
Horton (D.R.)                  Com          23331A109   $63,983   1,790,725  SH            SOLE               SOLE
Hughes Supply Inc.             Com          444482103   $39,525   1,102,500  SH            SOLE               SOLE
Laidlaw                        Com          50730R102   $10,846     466,900  SH            SOLE               SOLE
Lifepoint Hospitals            Com          53219L109   $32,171     857,900  SH            SOLE               SOLE
Liz Claiborne                  Com          539320101   $32,718     913,400  SH            SOLE               SOLE
Lubrizol Corp                  Com          549271104   $60,232   1,386,875  SH            SOLE               SOLE
Masco Corp.                    Com          574599106   $62,166   2,059,150  SH            SOLE               SOLE
Nike Inc                      Cl. B         654106103   $53,402     615,300  SH            SOLE               SOLE
NY Community Bancorp           Com          649445103   $34,771   2,104,800  SH            SOLE               SOLE
Pacific Sunwear of
  California                   Com          694873100   $54,900   2,203,053  SH            SOLE               SOLE
Parker Hannfin                 Com          701094104   $61,920     938,750  SH            SOLE               SOLE
PPG Industries Inc.            Com          693506107   $27,097     468,000  SH            SOLE               SOLE
Petco Animal Supplies Inc.     Com          716016209   $57,047   2,598,968  SH            SOLE               SOLE
Radioshack Corp.               Com          750438103   $41,402   1,968,700  SH            SOLE               SOLE
Royal Carribean                Com       LR0008862868   $14,166     314,380  SH            SOLE               SOLE
Ruby Tuesday                   Com          781182100   $57,507   2,221,200  SH            SOLE               SOLE
RPM International Inc.         Com          749685103   $29,201   1,681,110  SH            SOLE               SOLE
Sherwin Williams               Com          824348106   $31,962     703,700  SH            SOLE               SOLE
Standard Pacific               Com          85375C101   $58,195   1,581,380  SH            SOLE               SOLE
Triad Hospitals                Com          89579K109   $59,751   1,523,100  SH            SOLE               SOLE
Vimicro                        ADS          92718N109   $ 2,522     257,900  SH            SOLE               SOLE
Wesco International Inc.       Com          95082P105   $17,075     399,600  SH            SOLE               SOLE
Yankee Candle Co.              Com          984757104   $47,094   1,839,600  SH            SOLE               SOLE
Yellow Roadway Corp.           Com          985577105   $58,572   1,312,988  SH            SOLE               SOLE